State Street SPDR Dow Jones International Real Estate ETF Expense Example - State Street SPDR Dow Jones International Real Estate ETF - State Street SPDR Dow Jones International Real Estate ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738